Stockholders' Equity (Details 3) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011
Stock based compensation expense, stock options with:
Service conditions only	$ 4,716,070		$ 40,000	$ 4,718,214
Combined market and service conditions	306,250			306,250
Combined market and performance conditions	1,555,535			1,555,535
Restricted stock	816,000			722,486
Total	$ 7,393,855		$ 40,000	$ 7,402,485	$ 36,000